Goodwill and Intangible Assets (FY) (Details 2) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 772
2019	772
2020	717
2021	670
2022	670
Thereafter	4,362
Total	$ 7,963